GIORDANO INVESTMENT TRUST
                          135 Gorman Street, 3rd Floor
                            Annapolis, Maryland 21401
                                  252-972-9922

                                November 14, 2005


VIA EDGAR
=========

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549


RE: Giordano Investment Trust ("Trust") (File Nos. 333-126677 and 811-21789); on behalf of the Giordano Fund ("Fund"), a series of the Trust
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Ladies and Gentlemen,

Pursuant to Rule 497(j) of the General Rules and Regulations under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and the Statement of Additional Information for the Fund does not differ from that contained in Pre-Effective Amendment No. 1 ("Amendment") to the Trust's Registration Statement on Form N-1A. This Amendment was filed with the Commission electronically on November 4, 2005.

If you have any questions concerning the foregoing, please contact the undersigned at 252-972-9922, extension 215, or Thomas W. Steed, III at 252-972-9922, extension 216.

Sincerely,
Giordano Investment Trust

/s/ Julian G. Winters
Julian G. Winters
Secretary and Assistant Treasurer




CC:   Thomas W. Steed, III, Esq.
      Executive Vice President and General Counsel
      The Nottingham Company
      116 South Franklin Street
      Rocky Mount, North Carolina  27802

      F. Scott Thomas, Esq.
      Parker, Poe, Adams & Bernstein L.L.P.
      Three Wachovia Center
      401 South Tryon Street, Suite 3000
      Charlotte, North Carolina 28202